INVESTMENT IN NEXGOLD MINING CORP. (Details Narrative) - CAD ($)			1 Months Ended	4 Months Ended	12 Months Ended
	May 06, 2024	Aug. 07, 2020	May 31, 2024	May 06, 2024	Dec. 31, 2024
Statement [Line Items]
Number of shares owned					3,400,000
Additional equity income					$ 1,116,619
Net proceeds after transaction costs	$ 988,879		$ 413,949
Transaction costs	10,009		4,303
Proceeds from the sale of shares	$ 998,888		$ 418,252
Disposal of Common shares	4,539,000		1,961,000
Equity income	$ 14,576
Equity pickups amount	313,539
Total impact on equity income after equity pickups	$ 328,115
Company's share of the net loss				$ 313,000
Shareholding ownership					5.00%
Bottom [Member]
Statement [Line Items]
Shareholding ownership					8.26%
Top [Member]
Statement [Line Items]
Shareholding ownership9F					10.96%
NexGold Share Purchase Agreement [Member]
Statement [Line Items]
Ownership percenatge					100.00%
Contingent consideration payable in cash		$ 5,000,000